Unit-Based Compensation - Time-based Phantom Units (Details) - Hi-Crush Partners LP Long Term Incentive Plan - Time-based Phantom Units - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Time-Based Phantom Units
Outstanding units at beginning of period	55,320	55,320	16,603
Vested units	(200)	(880)	(1,200)
Granted units	20,000	20,000	42,200
Forfeited units	(500)	(500)	(2,283)
Outstanding units at end of period	74,620	73,940	55,320	16,603
Grant Date Weighted-Average Fair Value per Unit (usd per unit)
Outstanding at beginning of period (usd per unit)	$ 37.63	$ 37.63	$ 47.33
Vested (usd per unit)	46.58	39.48	35.13
Granted (usd per unit)	4.55	4.55	34.09	$ 47.33
Forfeited (usd per unit)	39.09	39.09	44.17
Outstanding at end of period (usd per unit)	$ 28.73	$ 28.65	$ 37.63	$ 47.33